UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     January 13, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $82,368 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANT TECHSYSTEMS INC        NOTE 2.750% 2/1  018804AH7     9555  8400000 PRN      DEFINED 01            8400000        0        0
AMBASSADORS INTL INC           NOTE 3.750% 4/1  023178AA4     2228  4500000 PRN      DEFINED 01            4500000        0        0
BPW ACQUISITION CORP           COM              055637102     1082   102800 SH       DEFINED 01             102800        0        0
CITIGROUP INC                  COM              172967101     2764   835000 SH       DEFINED 01             835000        0        0
COMCAST CORP NEW               CL A             20030N101     4223   250500 SH       DEFINED 01             250500        0        0
COMPUCREDIT CORP               NOTE 3.625% 5/3  20478NAB6     4575 12200000 PRN      DEFINED 01           12200000        0        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     4386 15250000 PRN      DEFINED 01           15250000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    18023  1125000 SH       DEFINED 01            1125000        0        0
HRPT PPTYS TR                  PFD CONV D       40426W507    11520   650000 SH       DEFINED 01             650000        0        0
LDK SOLAR CO LTD               NOTE 4.750% 4/1  50183LAB3     3699  5000000 PRN      DEFINED 01            5000000        0        0
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1     3795  4000000 PRN      DEFINED 01            4000000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4      395   500000 PRN      DEFINED 01             500000        0        0
TRICO MARINE SERVICES INC      DBCV 8.125% 2/0  896106AW1     3203  3800000 PRN      DEFINED 01            3800000        0        0
UAL CORP                       COM NEW          902549807       65     5000 SH       DEFINED 01               5000        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7    12855 14600000 PRN      DEFINED 01           14600000        0        0